CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Dividends paid per share	$ 0.24	$ 0.24
Stock repurchased, shares	246,439	59,493
Unearned Employee Stock Ownership Plan Shares
Stock repurchased, shares		100,453